Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) $ / shares in Units, € in Millions, $ in Millions				1 Months Ended	3 Months Ended
	Feb. 01, 2023 shares $ / shares	Jan. 01, 2023 shares $ / shares	Jan. 01, 2022 USD ($) shares	Jan. 31, 2021 shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2022 EUR (€)	Dec. 31, 2022 $ / shares	Jan. 01, 2022 EUR (€)	Dec. 31, 2021 $ / shares	Jan. 01, 2021 USD ($)	Jan. 01, 2021 EUR (€)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €						€ 12.2	€ 0.4
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares								$ 26.23		$ 24.5
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted													$ 4.8	€ 4.3
January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted											$ 16.0	€ 15.1
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			$ 19.0						€ 17.9
Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			$ 2.8						€ 2.4
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					761,544	761,544
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		152,695
Liabilities from share-based payment transactions (in shares)		73,120
Shares issued, price per share (in dollars per share) | $ / shares		$ 17.24
Restricted shares | Management Award 2019 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		79,575
Restricted shares | Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	414,859
Liabilities from share-based payment transactions (in shares)	192,079
Shares issued, price per share (in dollars per share) | $ / shares	$ 17.77
Restricted shares | Management Award 2020 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	222,780
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		193,990
Liabilities from share-based payment transactions (in shares)		83,209
Shares issued, price per share (in dollars per share) | $ / shares		$ 17.24
Restricted shares | January 1, 2018 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		110,781
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period					3 years	3 years
EBITDA and cumulative net sales tranches as percent of total award											3750.00%	3750.00%
Share price tranche as percent of total award											2500.00%	2500.00%
Incremental fair value granted, modified share-based payment arrangements					$ 9.0	€ 8.5
New awards granted in the period (in shares)				820,202
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements					$ 11.4	€ 10.8
New awards granted in the period (in shares)			1,140,518
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					193,990	193,990
Restricted shares | January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					414,859	414,859
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					0	0
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					0	0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					0	0